Expense Example (Income Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Income Trust
Expense Example:
Year 1	$ 92
Year 3	287
Year 5	498
Year 10	1,108
Series II, Income Trust
Expense Example:
Year 1	112
Year 3	350
Year 5	606
Year 10	1,340
Series NAV, Income Trust
Expense Example:
Year 1	87
Year 3	271
Year 5	471
Year 10	$ 1,049